Amortization of Produced and Licensed Content Costs (Details) - USD ($) $ in Millions	12 Months Ended
	Oct. 03, 2020		Sep. 28, 2019
Amortization of Produced Theatrical Film Costs	$ 2,673
Amortization of Produced Television Costs	6,664
Amortization of Produced Content Costs	9,337
Amortization of Licensed Television and Programming Rights	11,241
Amortization of Produced and Licensed Content Costs, Total	20,578	[1]	$ 17,100
Monetized Individually
Amortization of Produced Theatrical Film Costs	1,711
Amortization of Produced Television Costs	2,594
Amortization of Produced Content Costs	4,305
Monetized as a Group
Amortization of Produced Theatrical Film Costs	962
Amortization of Produced Television Costs	4,070
Amortization of Produced Content Costs	$ 5,032

[1]	Primarily included in “Cost of services” in the Consolidated Statements of Operations.